Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Allowances for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ (52)	$ (50)	$ (53)
Additions	(13)	(12)	(4)
Acquisitions and disposals	(2)	0	0
Utilization	9	10	5
Foreign exchange	0	0	2
Balance at end of year	(58)	(52)	(50)
Allowances for sales returns
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	(154)	(173)	(190)
Additions	(446)	(516)	(554)
Acquisitions and disposals	0	0	(1)
Utilization	458	536	564
Foreign exchange	1	(1)	8
Balance at end of year	(141)	(154)	(173)
Deferred tax valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	(1,528)	(1,477)	(1,602)
Additions	(9)	(64)	(251)
Acquisitions and disposals	(7)	0	(8)
Utilization	5	15	196
Foreign exchange	(2)	(2)	188
Balance at end of year	$ (1,541)	$ (1,528)	$ (1,477)